Intangible Assets, Net	12 Months Ended
Sep. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 5 — INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of September 30, 2025
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
	US$	US$	US$
Intangible assets
Licensed digital assets	$77,677,404	$(17,927,585)	$59,749,819
Total	$77,677,404	$(17,927,585)	$59,749,819

	As of September 30, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
	US$	US$	US$
Intangible assets
Licensed digital assets	$44,733,835	$(5,937,573)	$38,796,262
Total	$44,733,835	$(5,937,573)	$38,796,262

Estimated Amortization Expenses:
For year ended 9/30/2026	$15,607,278
For year ended 9/30/2027	15,515,258
For year ended 9/30/2028	15,344,362
For year ended 9/30/2029	9,934,059
For year ended 9/30/2030	3,348,862
Total	$59,749,819

The movement of intangible assets is as follows:

	For the year ended September 30, 2025
	Gross Carrying Amount	Accumulated Amortization
	US$	US$
Balance at beginning of the year	$44,733,835	$5,937,573
Additions(a)	33,171,338	11,921,079
Disposal	—	—
Foreign exchange translation	(227,769)	68,933
Balance at end of the year	$77,677,404	$17,927,585

	For the year ended September 30, 2024
	Gross Carrying Amount	Accumulated Amortization
	US$	US$
Balance at beginning of the year	$6,918,572	$412,780
Additions(a)	37,540,792	5,365,220
Disposal	—	—
Foreign exchange translation	274,471	159,573
Balance at end of the year	$44,733,835	$5,937,573
(a)	Additions are all acquired from third-party suppliers in the current year.

Amortization expense was $11,921,079 , $5,365,220 and $426,983 for the years ended September 30, 2025, 2024 and 2023, respectively. Costs incurred to renew or extend the term of recognized intangible assets are capitalized and amortized over the useful life of the asset. For the years ended September 30, 2025, 2024 and 2023, no such cost was incurred.